INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES [Abstract]
Details of Inventories
As of December 31, 2024 and 2023, the details of inventories are as follows:

	At December 31,
In thousands of USD	2024	2023
Raw materials	28,661	231
Work-in-progress	26,277	115
Finished goods	9,950	-
Total	64,888	346